Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Details
Net Income (Loss)	$ 10,771,175	$ 4,865,426	$ 21,899,554	$ 6,754,947
Net changes related to available-for-sale securities
Unrealized gains (losses) during period	1,474,110	2,334,174	(1,677,578)	2,983,539
Income tax (provision)/benefit	(317,859)	(485,199)	360,956	(657,286)
Net unrealized (losses) gains	1,156,251	1,848,975	(1,316,622)	2,326,253
Reclassification of (gains)/losses to Net Income (Loss)	(30,552)	9,865	367,907	9,865
Other Comprehensive Income (Loss)	1,186,803	1,839,110	(1,684,529)	2,316,388
Total Comprehensive Income	$ 11,957,978	$ 6,704,536	$ 20,215,025	$ 9,071,335